Offerings - Offering: 1	Jul. 22, 2026 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Shares of Beneficial Interest
Amount Registered | shares	14,441,938.53
Maximum Aggregate Offering Price	$ 144,419,385.30
Carry Forward Form Type	N-2
Carry Forward File Number	333-262271
Carry Forward Initial Effective Date	Jul. 28, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 15,902.38
Offering Note	Estimated pursuant to Rule 457(a) under the Securities Act of 1933 ("Securities Act") solely for purposes of determining the registration fee. The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the sale by the Registrant of the securities registered under this Registration Statement. The Registrant previously registered 20,000,000 Shares of Beneficial Interest in reliance on Rule 457(a) under the Securities Act, with respect to which the Registrant paid filing fees of $22,022.50 in its prior Registration Statement (File No. 333-262271), which was declared effective on July 28, 2023 (the "2023 Registration Statement"). As of the time of this filing, 14,441,938.53 Shares of Beneficial Interest remain unsold from the 2023 Registration Statement ("Unsold Securities"). Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement carries forward such Unsold Securities, with respect to which $15,902.38 in filing fees have already been paid. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid with respect to the Unsold Securities will continue to be applied to such Unsold Securities. Because this Registration Statement only includes such carry forward securities for which a registration fee was previously paid, no additional filing fees are currently due. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the 2023 Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.